CAPITAL STOCK - Narrative (Details)			12 Months Ended
	Jun. 06, 2019	Jun. 04, 2018	Dec. 31, 2019 shares $ / shares	Dec. 31, 2019 shares $ / shares $ / shares	Dec. 31, 2018 shares $ / shares	Dec. 31, 2018 shares $ / shares $ / shares	Dec. 31, 2017 shares $ / shares $ / shares	Mar. 12, 2020 shares	Dec. 31, 2019 shares $ / shares	Dec. 20, 2019	Dec. 16, 2019 shares	Sep. 16, 2019 shares	Jul. 23, 2019 shares	Jul. 22, 2019 shares	Jun. 14, 2019 shares	Mar. 22, 2019 shares	Mar. 21, 2019	Dec. 31, 2018 shares $ / shares	Dec. 14, 2018 shares	Sep. 14, 2018 shares	Jul. 16, 2018 shares	Jun. 15, 2018 shares	May 28, 2018	May 22, 2018	Mar. 21, 2018	Mar. 20, 2018 shares	Jan. 01, 2018	Dec. 30, 2017	Dec. 15, 2017 shares	Sep. 15, 2017 shares	Jun. 22, 2017	Jun. 15, 2017 shares	Mar. 21, 2017 shares
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)											58,939,685	58,877,185			58,877,185	58,665,310			58,867,410	58,817,410		58,817,410				58,807,410			58,799,910	59,036,310		59,169,710	59,110,335
Number of shares outstanding (in shares)			59,009,685	59,009,685	58,650,310	58,650,310			59,009,685		58,939,685	58,877,185			58,877,185	58,665,310		58,650,310	58,867,410	58,817,410		58,817,410				58,807,410			58,799,910	59,036,310		59,169,710	59,110,335
Common shares repurchased (in shares)			0	0	217,100	217,100
Expiration period of awards	10 years	10 years
Weighted average fair value at exercise of stock options exercised (in dollars per share) | $ / shares			$ 13.06		$ 14.19		$ 17.94
Weighted average fair value, share options granted ( in dollars per share) | $ / shares			$ 2.21		$ 3.65
Awards percentage based in total shareholder return (TSR)										0.00%							0.00%						50.00%	100.00%	100.00%						150.00%
Granted, Number of options (in shares)			392,986	392,986	242,918	242,918	0
Directors non-officers
Disclosure of classes of share capital [line items]
Stock options vesting period	3 years	3 years
Year one | Key employees and executives
Disclosure of classes of share capital [line items]
Awards vesting rights percentage	33.33%	33.33%
Year one | Directors non-officers
Disclosure of classes of share capital [line items]
Awards vesting rights percentage		25.00%
Year two | Key employees and executives
Disclosure of classes of share capital [line items]
Awards vesting rights percentage	33.33%	33.33%
Year two | Directors non-officers
Disclosure of classes of share capital [line items]
Awards vesting rights percentage		25.00%
Year three | Key employees and executives
Disclosure of classes of share capital [line items]
Awards vesting rights percentage	33.33%	33.33%
Year three | Directors non-officers
Disclosure of classes of share capital [line items]
Awards vesting rights percentage		25.00%
Year four | Directors non-officers
Disclosure of classes of share capital [line items]
Awards vesting rights percentage		25.00%
RSUs
Disclosure of classes of share capital [line items]
Number of other equity instruments forfeited in share-based payment arrangement			7,412	7,412	1,228	1,228
Number of other equity instruments outstanding in share-based payment arrangement			224,604	224,604	111,819	111,819			224,604									111,819
Weighted average fair value per award outstanding (in dollars per share) | $ / shares			$ 12.67	$ 12.67	$ 12.18	$ 12.18
Awards threshold consecutive trading days			5 days	5 days
Number of other equity instruments granted in share-based payment arrangement			120,197	120,197	113,047	113,047
Target Shares
Disclosure of classes of share capital [line items]
Awards percentage based in total shareholder return (TSR)																												100.00%
DSUs
Disclosure of classes of share capital [line items]
Number of other equity instruments outstanding in share-based payment arrangement			271,427	271,427	198,993	198,993			271,427									198,993
Weighted average fair value per award outstanding (in dollars per share) | $ / shares			$ 12.67	$ 12.67	$ 12.18	$ 12.18
Awards threshold consecutive trading days			5 days	5 days
Number of other equity instruments granted in share-based payment arrangement			72,434	72,434	69,234	69,234	48,179
PSUs
Disclosure of classes of share capital [line items]
Number of other equity instruments forfeited in share-based payment arrangement			23,739	23,739	16,053	16,053	7,952
Number of other equity instruments outstanding in share-based payment arrangement			901,086	901,086	1,034,239	1,034,239			901,086									1,034,239
Weighted average fair value per award outstanding (in dollars per share) | $ / shares			$ 8.09	$ 8.09	$ 9.49	$ 9.49
Awards threshold consecutive trading days			5 days	5 days
Stock price as of estimation date (in CDN per share) | $ / shares							$ 21.94		$ 18.06									$ 20.59
Number of other equity instruments granted in share-based payment arrangement			291,905	291,905	284,571	284,571	358,386
SARs
Disclosure of classes of share capital [line items]
Number of other equity instruments outstanding in share-based payment arrangement			0	0	0	0			0									0
Other equity instruments, expiration period			10 years	10 years
Weighted average exercise price of other equity instruments exercised or vested in share-based payment arrangement | $ / shares				$ 7.56		$ 7.56
SARs | Key employees and executives
Disclosure of classes of share capital [line items]
Other equity instruments vesting period			4 years	4 years
SARs | Directors non-officers
Disclosure of classes of share capital [line items]
Other equity instruments vesting period			3 years	3 years
SARs | Year one | Key employees and executives
Disclosure of classes of share capital [line items]
Other equity instruments, vesting rights percentage			25.00%	25.00%
SARs | Year one | Directors non-officers
Disclosure of classes of share capital [line items]
Other equity instruments, vesting rights percentage			25.00%	25.00%
SARs | Year two | Key employees and executives
Disclosure of classes of share capital [line items]
Other equity instruments, vesting rights percentage			25.00%	25.00%
SARs | Year two | Directors non-officers
Disclosure of classes of share capital [line items]
Other equity instruments, vesting rights percentage			25.00%	25.00%
SARs | Year three | Key employees and executives
Disclosure of classes of share capital [line items]
Other equity instruments, vesting rights percentage			25.00%	25.00%
SARs | Year three | Directors non-officers
Disclosure of classes of share capital [line items]
Other equity instruments, vesting rights percentage			25.00%	25.00%
SARs | Year four | Key employees and executives
Disclosure of classes of share capital [line items]
Other equity instruments, vesting rights percentage			25.00%	25.00%
SARs | Year four | Directors non-officers
Disclosure of classes of share capital [line items]
Other equity instruments, vesting rights percentage			25.00%	25.00%
Major ordinary share transactions
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)								59,009,685
Number of shares outstanding (in shares)								59,009,685
NICB
Disclosure of classes of share capital [line items]
Number of common shares authorized for repurchase (in shares)													4,000,000	4,000,000							4,000,000
Number of shares remained available for repurchase (in shares)			4,000,000	4,000,000					4,000,000
NICB | Major ordinary share transactions
Disclosure of classes of share capital [line items]
Number of shares remained available for repurchase (in shares)								4,000,000
Class A preferred shares
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)			0	0					0
Prior to December 2017 | Target Shares | Bottom of range
Disclosure of classes of share capital [line items]
Awards vesting percentage																												0.00%
Prior to December 2017 | Target Shares | Top of range
Disclosure of classes of share capital [line items]
Awards vesting percentage																												150.00%
Subsequent to December 2017 | Target Shares
Disclosure of classes of share capital [line items]
Awards percentage based in total shareholder return (TSR)																											50.00%
Awards percentage based on average returns on invested capital (ROIC)																											50.00%
Awards percentage based on volume weighted average trading price (VWAP)			50.00%	50.00%					50.00%
Awards percentage based on monte carlo simulation model			50.00%	50.00%					50.00%
Subsequent to December 2017 | Target Shares | Bottom of range
Disclosure of classes of share capital [line items]
Awards vesting percentage																											0.00%
Subsequent to December 2017 | Target Shares | Top of range
Disclosure of classes of share capital [line items]
Awards vesting percentage																											175.00%
Subsequent to December 2017 | PSUs
Disclosure of classes of share capital [line items]
Awards threshold consecutive trading days			5 days	5 days
Stock price as of estimation date (in CDN per share) | $ / shares									$ 18.31									$ 21.22